Inventories	12 Months Ended
Dec. 31, 2012
Inventories
3.	Inventories
Inventories consist of the following:

At December 31,	2011	2012
Raw materials	$18,315	$38,511
Work-in-progress	3,455	11,508
Finished goods	4,745	5,619

	$26,515	$55,638